GUARANTOR SUBSIDIARIES FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet
Balance Sheet for December 31, 2017:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Cash and cash equivalents	$933	$4,802	$227,666	$—	$233,401
Receivables, net	77,046	237,360	852,381	—	1,166,787
Inventories	120,937	137,972	483,725	—	742,634
Current assets - other	1,142	4,507	116,642	—	122,291
Total current assets	200,058	384,641	1,680,414	—	2,265,113
Property, plant and equipment	52,532	136,382	385,058	—	573,972
Goodwill	25,274	546,527	1,888,302	—	2,460,103
Investment in subsidiaries	6,517,205	2,570,391	—	(9,087,596)	—
Other intangibles, net	30,575	251,347	922,510	—	1,204,432
Other long term assets	17,414	295	58,651	—	76,360
Total assets	$6,843,058	$3,889,583	$4,934,935	$(9,087,596)	$6,579,980
Current liabilities	$196,827	217,176	$1,159,327	—	$1,573,330
Inter-company	2,121,546	(2,026,634)	(94,912)	—	—
Long-term debt	1,661,771	14	161,518	—	1,823,303
Long-term liabilities - other	54,046	67,824	232,945	—	354,815
Total liabilities	4,034,190	(1,741,620)	1,458,878	—	3,751,448
Shareholders' equity	2,808,868	5,632,665	3,454,931	(9,087,596)	2,808,868
Non-controlling interest	—	(1,462)	21,126	—	19,664
Total shareholders' equity	$2,808,868	$5,631,203	$3,476,057	$(9,087,596)	$2,828,532
Total Liabilities and Shareholders' Equity	$6,843,058	$3,889,583	$4,934,935	$(9,087,596)	$6,579,980

Balance Sheet for December 31, 2016:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Cash and cash equivalents	$2,522	$9,496	$386,466	$—	$398,484
Receivables, net	79,041	202,779	660,688	—	942,508
Inventories	120,042	128,076	410,392	—	658,510
Current assets - other	52,576	(17,844)	833,397	—	868,129
Total current assets	254,181	322,507	2,290,943	—	2,867,631
Property, plant and equipment	49,031	126,661	342,684	—	518,376
Goodwill	25,275	477,472	1,576,018	—	2,078,765
Investment in subsidiaries	5,388,613	1,325,150	—	(6,713,763)	—
Other intangibles, net	31,897	204,512	817,451	—	1,053,860
Other long term assets	9,592	(1,914)	54,708	—	62,386
Total assets	$5,758,589	$2,454,388	$5,081,804	$(6,713,763)	$6,581,018
Current liabilities	$194,983	196,956	$1,054,700	—	$1,446,639
Inter-company	1,562,399	(1,848,777)	286,378	—	—
Long-term debt	1,761,933	58	976	—	1,762,967
Long-term liabilities - other	33,298	74,977	286,312	—	394,587
Total liabilities	3,552,613	(1,576,786)	1,628,366	—	3,604,193
Shareholders' equity	2,205,976	4,032,250	2,681,514	(6,713,763)	2,205,977
Non-controlling interest	—	(1,076)	771,924	—	770,848
Total shareholders' equity	$2,205,976	$4,031,174	$3,453,438	$(6,713,763)	$2,976,825
Total Liabilities and Shareholders' Equity	$5,758,589	$2,454,388	$5,081,804	$(6,713,763)	$6,581,018

Condensed Income Statement
Income Statement for the Year Ended December 31, 2017:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net Sales	$577,397	$1,067,954	$2,378,817	$(142,412)	$3,881,756
Cost of sales	(440,911)	(675,546)	(1,808,370)	108,384	(2,816,443)
Gross profit (loss)	136,486	392,408	570,447	(34,028)	1,065,313
Total operating expenses	(113,872)	(123,423)	(406,285)	—	(643,580)
Income (loss) from operations	22,614	268,985	164,162	(34,028)	421,733
Interest (expense) income, net	(72,233)	8,843	(5,314)	—	(68,704)
Other income (expense), net	5,103	289	(6,358)	—	(966)
Equity earnings (loss)	416,068	131,620	—	(547,688)	—
Pretax income (loss)	371,552	409,737	152,490	(581,716)	352,063
Income tax expense	(109,294)	32,393	(12,872)	—	(89,773)
Net income (loss)	262,258	442,130	139,618	(581,716)	262,290
Less: Net income attributable to noncontrolling interest	—	386	(415)	—	(29)
Net income (loss) attributable to Wabtec shareholders	$262,258	$442,516	$139,203	$(581,716)	$262,261

Comprehensive income (loss) attributable to Wabtec shareholders	$263,907	$442,516	$472,167	$(581,716)	$596,874

Income Statement for the Year Ended December 31, 2016:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net Sales	$641,809	$1,112,001	$1,322,937	$(145,559)	$2,931,188
Cost of sales	(473,700)	(708,062)	(928,608)	103,421	(2,006,949)
Gross profit (loss)	168,109	403,939	394,329	(42,138)	924,239
Total operating expenses	(141,940)	(122,617)	(201,321)	—	(465,878)
(Loss) income from operations	26,169	281,322	193,008	(42,138)	458,361
Interest (expense) income, net	(34,975)	7,012	(14,598)	—	(42,561)
Other income (expense), net	20,509	(2,284)	(21,188)	—	(2,963)
Equity earnings (loss)	322,650	131,234	—	(453,884)	—
Pretax income (loss)	334,353	417,284	157,222	(496,022)	412,837
Income tax expense	(29,466)	(57,667)	(12,300)	—	(99,433)
Net income (loss)	304,887	359,617	144,922	(496,022)	313,404
Less: Net income attributable to noncontrolling interest	—	—	(8,517)	—	(8,517)
Net income attributable to Wabtec shareholders	$304,887	$359,617	$136,405	$(496,022)	$304,887

Comprehensive income (loss) attributable to Wabtec shareholders	$305,180	$359,617	$33,226	$(496,022)	$202,001
Income Statement for the Year Ended December 31, 2015:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net Sales	$743,262	$1,436,935	$1,300,577	$(172,776)	$3,307,998
Cost of sales	(531,269)	(843,104)	(976,798)	90,989	(2,260,182)
Gross (loss) profit	211,993	593,831	323,779	(81,787)	1,047,816
Total operating expenses	(142,953)	(131,251)	(166,045)	—	(440,249)
(Loss) income from operations	69,040	462,580	157,734	(81,787)	607,567
Interest (expense) income, net	(23,129)	5,914	327	—	(16,888)
Other income (expense), net	23,193	(9,140)	(19,364)	—	(5,311)
Equity earnings (loss)	506,903	112,286	—	(619,189)	—
Pretax income (loss)	576,007	571,640	138,697	(700,976)	585,368
Income tax expense	(177,379)	8,989	(18,350)	—	(186,740)
Net income (loss)	398,628	580,629	120,347	(700,976)	398,628
Less: Net income attributable to noncontrolling interest	—	—	—	—	—
Net income attributable to Wabtec shareholders	$398,628	$580,629	$120,347	$(700,976)	$398,628

Comprehensive income (loss) attributable to Wabtec shareholders	$409,734	$580,629	$(7,992)	$(700,976)	$281,395

Condensed Cash Flow Statement
Condensed Statement of Cash Flows for the year ended December 31, 2017:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net cash (used in) provided by operating activities	$(49,231)	$249,204	$22,866	$(34,028)	$188,811
Net cash used in investing activities	(11,156)	(120,661)	(143,912)	—	(275,729)
Net cash provided by (used in) financing activities	58,798	(133,237)	(57,020)	34,028	(97,431)
Effect of changes in currency exchange rates	—	—	19,266	—	19,266
Increase (decrease) in cash	(1,589)	(4,694)	(158,800)	—	(165,083)
Cash, beginning of year	2,522	9,496	386,466	—	398,484
Cash, end of year	$933	$4,802	$227,666	$—	$233,401
Condensed Statement of Cash Flows for the year ended December 31, 2016:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net cash provided by (used in) operating activities	$(44,611)	$332,822	$204,457	$(42,138)	$450,530
Net cash used in investing activities	(829,783)	(14,725)	69,443	—	(775,065)
Net cash (used in) provided by financing activities	876,916	(321,758)	(74,325)	42,138	522,971
Effect of changes in currency exchange rates	—	—	(26,143)	—	(26,143)
(Decrease) increase in cash	2,522	(3,661)	173,432	—	172,293
Cash, beginning of year	—	13,157	213,034	—	226,191
Cash, end of year	$2,522	$9,496	$386,466	$—	$398,484
Condensed Statement of Cash Flows for the year ended December 31, 2015:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net cash provided by (used in) operating activities	$(90,374)	$487,516	$135,489	$(81,787)	$450,844
Net cash used in investing activities	(7,862)	(109,326)	(262,948)	—	(380,136)
Net cash provided by (used in) financing activities	(48,570)	(378,330)	93,615	81,787	(251,498)
Effect of changes in currency exchange rates	—	—	(18,868)	—	(18,868)
Increase in cash	(146,806)	(140)	(52,712)	—	(199,658)
Cash, beginning of year	146,806	13,297	265,746	—	425,849
Cash, end of year	$—	$13,157	$213,034	$—	$226,191